DECHERT PRICE & RHOADS
                               1500 K Street, N.W.
                             Washington, D.C. 20005


                                  March 3, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The MainStay Funds
                  File Nos. 33-2610 and 811-4550

Dear Sir/Madam:

     On behalf of the MainStay Strategic Income Fund (the "Fund"), a series of The MainStay Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from that contained in the Trust's Post-Effective Amendment No. 35 filed February 26, 1997. The text of Post-Effective Amendment No. 35 was filed electronically.

     Please do not hesitate to contact Jennifer B. McHugh at (202) 626-3370 or the undersigned at (202) 626-3314 if you have any questions regarding this certification.

                                                   Sincerely,

                                                   /s/Jeffrey L. Steele